RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2011 CNY (¥)	Dec. 31, 2016 CNY (¥)	Aug. 31, 2014 CNY (¥)
RELATED PARTY TRANSACTIONS
Amount due from related parties	$ 6,377		¥ 60,794			¥ 44,278
Amount due to related parties	10,250		56,932			71,167
Allowance for doubtful accounts	1,193		0	¥ 0		8,282
Entities controlled by Kingsoft
RELATED PARTY TRANSACTIONS
Amount due from related parties	73		610			508
Amount due to related parties	3,692		16,846			25,631
Entities controlled by Kingsoft | Corporate, technical support and leasing services received from
RELATED PARTY TRANSACTIONS
Amount	3,833	¥ 26,613	7,588	7,827
Entities controlled by Kingsoft | Licensing fees paid to
RELATED PARTY TRANSACTIONS
Amount	1,752	12,162	9,129	16,650	¥ 42,000
Contract/agreement term					5 years
Entities controlled by Kingsoft | Sub-licensing revenue received from
RELATED PARTY TRANSACTIONS
Amount	13	90	90	24
Entities controlled by Kingsoft | Transfer of fixed assets, technology know-how, trademarks and other intellectual properties from
RELATED PARTY TRANSACTIONS
Amount				13,580
Entities controlled by Kingsoft | Promotion services received from
RELATED PARTY TRANSACTIONS
Amount	3,255	22,599	28,231	24,455
Entities controlled by Kingsoft | Online marketing services provided to
RELATED PARTY TRANSACTIONS
Amount	16	109		1,653
Entities controlled by Kingsoft | Purchase of exclusive online game operating license from
RELATED PARTY TRANSACTIONS
Amount				13,944
An equity investee
RELATED PARTY TRANSACTIONS
Amount due from related parties	995		7,266			6,910
Amount due to related parties	988		37			6,861
An equity investee | Corporate, technical support and leasing services received from
RELATED PARTY TRANSACTIONS
Amount	118	820
An equity investee | Sales of products to
RELATED PARTY TRANSACTIONS
Amount			12,701
An entity controlled by a director of the Company
RELATED PARTY TRANSACTIONS
Amount due from related parties	1,108		2,302			7,694
Amount due to related parties	1,676		23,421			11,638
An entity controlled by a director of the Company | Promotion services received from
RELATED PARTY TRANSACTIONS
Amount	8,552	59,377	47,826	2,924
An entity controlled by a director of the Company | Online marketing services provided to
RELATED PARTY TRANSACTIONS
Amount	4	28	117	4,081
Entities controlled by a shareholder of the Company
RELATED PARTY TRANSACTIONS
Amount due from related parties	2,076		36,639			14,412
Amount due to related parties	3,805		16,039			26,421
Entities controlled by a shareholder of the Company | Promotion services received from
RELATED PARTY TRANSACTIONS
Amount	5,627	39,069	41,599
Entities controlled by a shareholder of the Company | Online marketing services provided to
RELATED PARTY TRANSACTIONS
Amount	22,130	¥ 153,650	293,510	78,432
Entities controlled by a shareholder of the Company | Acquisition of equity method investments from
RELATED PARTY TRANSACTIONS
Amount				¥ 30,000
Entities controlled by a shareholder of the Company | Acquisition of equity method investments from | Moxiu Technology
RELATED PARTY TRANSACTIONS
Percentage of ownership							22.20%
Aggregate purchase price							¥ 30,000
Kingsoft
RELATED PARTY TRANSACTIONS
Amount due from related parties	2,125		13,977			14,754
Amount due to related parties	$ 89		¥ 589			¥ 616
Entities controlled by Kingsoft, an entity controlled by a director of the Company, an entity controlled by a shareholder of the Company and an equity investee | Promotion services received from | Minimum
RELATED PARTY TRANSACTIONS
Contract/agreement term	6 months	6 months	6 months	6 months
Entities controlled by Kingsoft, an entity controlled by a director of the Company, an entity controlled by a shareholder of the Company and an equity investee | Promotion services received from | Maximum
RELATED PARTY TRANSACTIONS
Contract/agreement term	2 years	2 years	2 years	2 years